Schedule of employee benefit plans (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Salaries, bonus, allowances and employee benefits	$ 1,088,013	$ 979,775	$ 681,084
Retirement benefits	24,807	29,549	18,167
Provision for long service payments	4,156	2,572	(2,912)
Total employee benefit plans	$ 1,116,976	$ 1,011,896	$ 696,339